Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000114217
Shareholder Report [Line Items]
Fund Name	Emerging Markets Corporate Bond Fund
Class Name	Investor Class
Trading Symbol	TRECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Corporate Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - Investor Class	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 315,810,000
Holdings Count | Holding	213
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$315,810
Number of Portfolio Holdings	213

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	34.0%

Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Table Summary
Mexico	6.6%
India	6.6
China	6.2
Argentina	5.4
Indonesia	4.9
Brazil	4.6
Türkiye	4.2
Saudi Arabia	4.0
United States	3.8
Other	53.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Bangkok Bank	1.9%
Standard Chartered	1.6
ORLEN	1.3
Vivo Energy Investments	1.3
Bank of Georgia	1.3
Telecom Argentina	1.2
FS Luxembourg	1.2
HTA Group	1.2
Kaspi.KZ	1.2
Veon Midco	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000114216
Shareholder Report [Line Items]
Fund Name	Emerging Markets Corporate Bond Fund
Class Name	Advisor Class
Trading Symbol	PACEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Corporate Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - Advisor Class	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 315,810,000
Holdings Count | Holding	213
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$315,810
Number of Portfolio Holdings	213

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	34.0%

Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Table Summary
Mexico	6.6%
India	6.6
China	6.2
Argentina	5.4
Indonesia	4.9
Brazil	4.6
Türkiye	4.2
Saudi Arabia	4.0
United States	3.8
Other	53.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Bangkok Bank	1.9%
Standard Chartered	1.6
ORLEN	1.3
Vivo Energy Investments	1.3
Bank of Georgia	1.3
Telecom Argentina	1.2
FS Luxembourg	1.2
HTA Group	1.2
Kaspi.KZ	1.2
Veon Midco	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166323
Shareholder Report [Line Items]
Fund Name	Emerging Markets Corporate Bond Fund
Class Name	I Class
Trading Symbol	TECIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Corporate Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - I Class	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 315,810,000
Holdings Count | Holding	213
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$315,810
Number of Portfolio Holdings	213

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	34.0%

Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Table Summary
Mexico	6.6%
India	6.6
China	6.2
Argentina	5.4
Indonesia	4.9
Brazil	4.6
Türkiye	4.2
Saudi Arabia	4.0
United States	3.8
Other	53.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Bangkok Bank	1.9%
Standard Chartered	1.6
ORLEN	1.3
Vivo Energy Investments	1.3
Bank of Georgia	1.3
Telecom Argentina	1.2
FS Luxembourg	1.2
HTA Group	1.2
Kaspi.KZ	1.2
Veon Midco	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000260377
Shareholder Report [Line Items]
Fund Name	Emerging Markets Corporate Bond Fund
Class Name	Z Class
Trading Symbol	TECZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Markets Corporate Bond Fund (the "fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Corporate Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 315,810,000
Holdings Count | Holding	213
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$315,810
Number of Portfolio Holdings	213

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	34.0%

Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

Table Summary
Mexico	6.6%
India	6.6
China	6.2
Argentina	5.4
Indonesia	4.9
Brazil	4.6
Türkiye	4.2
Saudi Arabia	4.0
United States	3.8
Other	53.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Bangkok Bank	1.9%
Standard Chartered	1.6
ORLEN	1.3
Vivo Energy Investments	1.3
Bank of Georgia	1.3
Telecom Argentina	1.2
FS Luxembourg	1.2
HTA Group	1.2
Kaspi.KZ	1.2
Veon Midco	1.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless